Employee Post-retirement Benefits - Summary of Benefit Obligation, Plan Assets and Funded Status (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Change in Benefit Obligation
Service cost	$ 8	$ 2
Interest cost	4	1
Change in Pension Plan Assets
Pension Plan assets - beginning of year	8
Fair Value of Pension Plan Assets - End of Year	91	8
Postemployment retirement benefits
Change in Benefit Obligation
Benefit obligation - beginning of year	93	0
Service cost	8	2
Interest cost	4	1
Employee contributions	1	0
Benefits paid	(3)	0
Actuarial gain	(3)	(2)
Foreign exchange rate changes	(3)	5
Benefit Obligation - End of Year	97	93
Change in Pension Plan Assets
Pension Plan assets - beginning of year	96	0
Actual return on Pension Plan assets	11	3
Employer contributions	1	0
Employee contributions	3	0
Benefits paid	(3)	0
Foreign exchange rate changes	(4)	5
Fair Value of Pension Plan Assets - End of Year	104	96
Funded Status - Pension Plan Surplus	7	3
Separation agreement and EMA	104
Remaining amount of pension plan assets	18	88
Canada | Postemployment retirement benefits
Change in Benefit Obligation
Benefit obligation transferred	0	79
Change in Pension Plan Assets
Fair value of plan assets transferred	0	79
U.S. | Postemployment retirement benefits
Change in Benefit Obligation
Benefit obligation transferred	0	8
Change in Pension Plan Assets
Fair value of plan assets transferred	$ 0	$ 9